Income Taxes (Schedule of Income before Income Tax, Domestic and Foreign) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
U.S. income (loss) before income taxes	$ (452)	$ 18,301	$ 25,379
Foreign income (loss) before income taxes	(2,404)	167	(506)
Income (Loss) Before Income Taxes	$ (2,856)	$ 18,468	$ 24,873